Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2005
Prospectus


The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 14.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	3.50%C	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneG	5.00%H	1.00%I
Sales charge (load) on reinvested distributions	None	None	None	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)E	1.00%	1.00%	1.00%	1.00%

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A redemption fee and/or a contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

G Class T purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

H Declines over 6 years from 5.00% to 0%.

I On Class C shares redeemed less than one year after purchase.

The following information supplements that found in the "Buying and Selling Shares" section beginning on page 24.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following information replaces the similar information regarding redemption fees in the "Selling Shares" section beginning on page 27.

For each fund, if you sell your shares after holding them less than 60 days, a 1.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: redemptions of shares acquired by reinvesting dividends and distributions; rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund, if applicable, as long as the money never leaves the fund; and redemptions in kind.

Effective December 31, 2005, each fund also permits waivers of the short-term redemption fee for the following transactions, if applicable:

(Note: if you transact directly with Fidelity, the following transactions will not be exempt from redemption fees until the necessary modifications are made to Fidelity's recordkeeping systems. These modifications are targeted to be completed before May 31, 2006.)

  Redemptions due to Fidelity fund small balance account fees;
  Redemptions related to death, or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

AFOC-06-02 May 30, 2006
1.480125.151

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers, including Strategic Advisers, Inc., an affiliate of FMR, that manage accounts that invest in each fund may pay short-term redemption fees on behalf of their investors. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

The following information replaces the biographical information for Advisor Biotechnology, Advisor Cyclical Industries, and Advisor Natural Resources in the "Fund Management" section on page 33.

Rajiv Kaul is manager of Advisor Biotechnology Fund, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, Mr. Kaul has worked as a research analyst and portfolio manager.

Christopher Bartel is manager of Advisor Cyclical Industries Fund, which he has managed since December 2005. Mr. Bartel joined Fidelity Investments in 1999 as a research analyst, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, Mr. Bartel was an associate at J.H. Whitney & Co, a Stamford, CT-based private equity firm, from 1996 to 1998.

Matthew Friedman is co-manager of Advisor Natural Resources Fund, which he has managed since June 2004. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

John Dowd is co-manager of Advisor Natural Resources Fund, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

The following information replaces the similar information found in the "Fund Distribution" section beginning on page 34.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	5.75%	6.10%	5.00%
$50,000 to $99,999	4.50%	4.71%	3.75%
$100,000 to $249,999	3.50%	3.63%	2.75%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 to $3,999,999	None	None	1.00%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investments in Class A shares of $1 million or more may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	1.00%
1 year to less than 2 years	0.50%
2 years or more	0.00%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	3.50%	3.63%	3.00%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.50%	2.56%	2.00%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsB	0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the same fund.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section beginning on page 36.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund;

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

8. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department health savings account programs.

A waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department health savings account programs.

A waiver form must accompany these transactions.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian;

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans);

4. Purchased by the Fidelity Investments Charitable Gift Fund; or

5. On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined. (To determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase.)

You may be required to submit a waiver form with these transactions.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or the Fidelity Investments Charitable Gift Fund, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

Supplement to the
Fidelity® Advisor Focus Funds®
Institutional Class
September 29, 2005
Prospectus

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 13.

Shareholder fees (paid by the investor directly)

Institutional Class
Sales charge (load) on purchases and reinvested distributions	None
Deferred sales charge (load) on redemptions	None
Redemption fee on shares held less than 60 days (as a % of amount redeemed)A	1.00%

A A redemption fee may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 24.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity; and

7. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department health savings account programs.

The following information replaces the similar information regarding redemption fees in the "Selling Shares" section beginning on page 26.

For each fund if you sell your shares after holding them less than 60 days, a 1.00% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the fund, not Fidelity, and are designed to help offset the brokerage commissions, market impact, and other costs associated with short-term shareholder trading.

The short-term redemption fee does not apply to: redemptions of shares acquired by reinvesting dividends and distributions; rollovers, transfers, and changes of account registration within the fund, or transfers between classes of a multiple class fund, if applicable, as long as the money never leaves the fund; and redemptions in kind.

Effective December 31, 2005, each fund also permits waivers of the short-term redemption fee for the following transactions, if applicable:

(Note: if you transact directly with Fidelity, the following transactions will not be exempt from redemption fees until the necessary modifications are made to Fidelity's recordkeeping systems. These modifications are targeted to be completed before May 31, 2006.)

  Redemptions due to Fidelity fund small balance account fees;
  Redemptions related to death, or due to a divorce decree;
  Certain types of IRA account transactions, including: redemptions pursuant to systematic withdrawal programs, withdrawals due to disability, return of excess contribution amounts, and redemptions related to payment of custodian fees; and
  Certain types of employer-sponsored and 403(b) retirement plan transactions, including: loans or hardship withdrawals, minimum required distributions, redemptions pursuant to systematic withdrawal programs, forfeiture of assets, return of excess contribution amounts, redemptions related to payment of plan fees, and redemptions related to death, disability, or qualified domestic relations order.

The application of short-term redemption fees and waivers may vary among intermediaries and certain intermediaries may not apply the waivers listed above. If you purchase or sell fund shares through an intermediary, you should contact your intermediary for more information on whether the short-term redemption fee will be applied to redemptions of your shares.

AFOCI-06-02 May 30, 2006
1.479771.145

Each fund reserves the right to modify or eliminate the short-term redemption fee or waivers at any time. Investment advisers, including Strategic Advisers, Inc., an affiliate of FMR, that manage accounts that invest in each fund may pay short-term redemption fees on behalf of their investors. Unitized group accounts consisting of qualified plan assets may be treated as a single account for redemption fee purposes.

Fidelity seeks to identify intermediaries that hold fund shares in omnibus accounts and will refuse their purchase orders if they do not agree to track and remit short-term redemption fees based on the transactions of underlying investors. There are no assurances that Fidelity will successfully identify all intermediaries or that the intermediaries will properly assess short-term redemption fees.

The following information replaces the biographical information for Advisor Biotechnology, Advisor Cyclical Industries, and Advisor Natural Resources in the "Fund Management" section on page 31.

Rajiv Kaul is manager of Advisor Biotechnology Fund, which he has managed since October 2005. He also manages another Fidelity fund. Since joining Fidelity Investments in 1996, Mr. Kaul has worked as a research analyst and portfolio manager.

Christopher Bartel is manager of Advisor Cyclical Industries Fund, which he has managed since December 2005. Mr. Bartel joined Fidelity Investments in 1999 as a research analyst, after receiving an MBA from the Wharton School at the University of Pennsylvania. Previously, Mr. Bartel was an associate at J.H. Whitney & Co, a Stamford, CT-based private equity firm, from 1996 to 1998.

Matthew Friedman is co-manager of Advisor Natural Resources Fund, which he has managed since June 2004. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager. Prior to joining Fidelity, Mr. Friedman was an investment banking analyst for Lehman Brothers in New York.

John Dowd is co-manager of Advisor Natural Resources Fund, which he has managed since May 2006. Mr. Dowd joined Fidelity Investments as an equity research analyst in 2005. Previously, Mr. Dowd a senior research analyst for Sanford C. Bernstein & Co. from 2000 to 2005.

Supplement to the
Fidelity® Advisor
Real Estate Fund
Class A, Class T, Class B, and Class C
September 29, 2005
Prospectus



The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section on page 6.

Shareholder fees (paid by the investor directly)

	Class A	Class T	Class B	Class C
Maximum sales charge (load) on purchases (as a % of offering price)A	5.75%B	3.50%C	None	None
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)D,E	NoneF	NoneG	5.00%H	1.00%I
Sales charge (load) on reinvested distributions	None	None	None	None

A The actual sales charge may be higher due to rounding.

B Lower front-end sales charges for Class A may be available with purchase of $50,000 or more.

C Lower front-end sales charges for Class T may be available with purchase of $50,000 or more.

D The actual contingent deferred sales charge may be higher due to rounding.

E A contingent deferred sales charge may be charged when you sell your shares or if your shares are redeemed because your account falls below the account minimum for any reason, including solely due to declines in net asset value per share.

F Class A purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge that declines over 2 years from 1.00% to 0%.

G Class T purchases of $1 million or more will not be subject to a front-end sales charge but may be subject, upon redemption, to a contingent deferred sales charge of 0.25% if redeemed less than one year after purchase.

H Declines over 6 years from 5.00% to 0%.

I On Class C shares redeemed less than one year after purchase.

The following information supplements that found in the "Buying and Selling Shares" section beginning on page 12.

The dollar amount of the sales charge for Class A or Class T is the difference between the offering price of the shares purchased and the NAV of those shares. Since the offering price per share is calculated to the nearest cent using standard rounding criteria, the percentage sales charge you actually pay may be higher or lower than the sales charge percentages shown in this prospectus due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

ARE-06-01 May 30, 2006
1.777594.111

The following information will replace similar information found in the "Fund Distribution" section on page 30.

Sales Charges and Concessions - Class A

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	5.75%	6.10%	5.00%
$50,000 to $99,999	4.50%	4.71%	3.75%
$100,000 to $249,999	3.50%	3.63%	2.75%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 to $3,999,999	None	None	1.00%
$4,000,000 to $24,999,999	None	None	0.50%
$25,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investments in Class A shares of $1 million or more may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	1.00%
1 year to less than 2 years	0.50%
2 years or more	0.00%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class A shares of one fund for Class A shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class A shares retain the CDSC schedule in effect when they were originally bought.

Sales Charges and Concessions - Class T

	Sales Charge
	As a % of offering priceA	As an approximate % of net amount investedA	Investment professional concession as % of offering price
Up to $49,999	3.50%	3.63%	3.00%
$50,000 to $99,999	3.00%	3.09%	2.50%
$100,000 to $249,999	2.50%	2.56%	2.00%
$250,000 to $499,999	1.50%	1.52%	1.25%
$500,000 to $999,999	1.00%	1.01%	0.75%
$1,000,000 or more	None	None	0.25%

A The actual sales charge you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Investments in Class T shares of $1 million or more may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.25%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

When exchanging Class T shares of one fund for Class T shares of another Fidelity fund that offers Advisor classes of shares or Daily Money Class shares of Treasury Fund, Prime Fund, or Tax-Exempt Fund, your Class T shares retain the CDSC schedule in effect when they were originally bought.

Class B shares may, upon redemption for any reason, including failure to maintain the account minimum, be assessed a CDSC based on the following schedule:

From Date of Purchase	Contingent Deferred Sales ChargeA
Less than 1 year	5%
1 year to less than 2 years	4%
2 years to less than 3 years	3%
3 years to less than 4 years	3%
4 years to less than 5 years	2%
5 years to less than 6 years	1%
6 years to less than 7 yearsB	0%

A The actual CDSC you pay may be higher or lower than those calculated using these percentages due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

B After a maximum of seven years, Class B shares will convert automatically to Class A shares of the fund.

Class C shares may, upon redemption less than one year after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 1.00%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The CDSC for Class A, Class T, Class B, and Class C shares will be calculated based on the lesser of the cost of each class's shares, as applicable, at the initial date of purchase or the value of those shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A, Class T, Class B, and Class C shares acquired through reinvestment of dividends or capital gain distributions will not be subject to a CDSC. In determining the applicability and rate of any CDSC at redemption, shares representing reinvested dividends and capital gains will be redeemed first, followed by those shares that have been held for the longest period of time.

The following information replaces the similar information for Class A and Class T found in the "Fund Distribution" section beginning on page 29.

A front-end sales charge will not apply to the following Class A shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased with proceeds from the sale of front-end load shares of a non-Advisor mutual fund for an account participating in the FundSelect by Nationwide program;

5. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

6. Purchased by the Fidelity Investments Charitable Gift Fund;

7. Purchased to repay a loan against Class A or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

8. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department health savings account programs.

A waiver form must accompany these transactions.

A front-end sales charge will not apply to the following Class T shares:

1. Purchased for an employee benefit plan. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Purchased for an insurance company separate account used to fund annuity contracts for employee benefit plans (as defined above);

3. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department managed account programs that charge an asset-based fee;

4. Purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans, 403(b) programs, or plans covering sole-proprietors (formerly Keogh/H.R. 10 plans) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan, a 403(b) program other than a Fidelity Advisor 403(b) program, or plan covering a sole-proprietor (formerly Keogh/H.R. 10 plan) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

5. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

6. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

7. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

8. Purchased by the Fidelity Investments Charitable Gift Fund;

9. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

10. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code);

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class T shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased by broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department health savings account programs.

A waiver form must accompany these transactions.

The Class A or Class T CDSC will not apply to the redemption of shares:

1. Held by insurance company separate accounts;

2. For plan loans or distributions or exchanges to non-Advisor fund investment options from employee benefit plans (except shares of SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans)) and 403(b) programs other than Fidelity Advisor 403(b) programs for which Fidelity or an affiliate serves as custodian;

3. For disability, payment of death benefits, or minimum required distributions starting at age 70 1/2 from Traditional IRAs, Roth IRAs, Rollover IRAs, SIMPLE IRAs, SEPs, SARSEPs, and plans covering a sole-proprietor or self-employed individuals and their employees (formerly Keogh/H.R. 10 plans);

4. Purchased by the Fidelity Investments Charitable Gift Fund; or

5. On which a finder's fee was eligible to be paid to an investment professional at the time of purchase, but was not paid because payment was declined. (To determine your eligibility for this CDSC waiver, please ask your investment professional if he or she received a finder's fee at the time of purchase.)

You may be required to submit a waiver form with these transactions.

You may be required to notify Fidelity in advance of your redemption to qualify for a Class A, Class T, Class B, or Class C CDSC waiver.

Finder's Fees. Finder's fees may be paid to investment professionals who sell Class A and Class T shares in purchase amounts of $1 million or more. For Class A share purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 1.00% of the purchase amount for purchases of $1 million up to $4 million, 0.50% of the purchase amount for purchases of $4 million up to $25 million, and 0.25% of the purchase amount for purchases of $25 million or more. For Class T purchases, investment professionals may be compensated at the time of purchase with a finder's fee at the rate of 0.25% of the purchase amount.

Investment professionals may be eligible for a finder's fee on the following purchases of Class A and Class T shares made through broker-dealers and banks: a trade that brings the value of the accumulated account(s) of an investor, including a 403(b) program or an employee benefit plan (except a SEP or SARSEP plan or a plan covering self-employed individuals and their employees (formerly a Keogh/H.R. 10 plan)), over $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million Letter.

Finder's fees are not paid in connection with purchases of Class A or Class T shares by insurance company separate accounts or the Fidelity Investments Charitable Gift Fund, or purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund.

To qualify to receive a finder's fee, an investment professional must notify Fidelity in advance, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

Supplement to the
Fidelity® Advisor
Real Estate Fund
Institutional Class
September 29, 2005
Prospectus

The following information replaces the similar information found under the heading "Buying Shares" in the "Buying and Selling Shares" section beginning on page 11.

Institutional Class shares are offered to:

1. Employee benefit plans investing through an intermediary. For this purpose, employee benefit plans generally include profit sharing, 401(k), and 403(b) plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; plans covering self-employed individuals and their employees (formerly Keogh/H.R. 10 plans); health savings accounts; or plans investing through the Fidelity Advisor 403(b) program;

2. Insurance company separate accounts;

3. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department managed account programs that charge an asset-based fee;

4. Current or former Trustees or officers of a Fidelity fund or current or retired officers, directors, or regular employees of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (Fidelity Trustee or employee), spouses of Fidelity Trustees or employees, Fidelity Trustees or employees acting as a custodian for a minor child, or persons acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

5. Qualified tuition programs for which FMR or an affiliate serves as investment manager, or mutual funds managed by Fidelity or other parties;

6. Non-U.S. public and private retirement programs and non-U.S. insurance companies, if approved by Fidelity; and

7. Broker-dealer, registered investment adviser, insurance company, trust institution and bank trust department health savings account programs.

AREI-06-01 May 30, 2006
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